Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 870	$ 1,485
Restricted deposit	10	10
Other accounts receivable	75	404
Convertible loan		531
Total current assets	955	2,430
NON-CURRENT ASSETS:
Restricted deposit	24	23
Property and equipment, net	175	2,107
Total non-current assets	199	2,130
Total assets	1,154	4,560
CURRENT LIABILITIES:
Credit from others	67	91
Trade payables	864	1,618
Other accounts payable	108	844
Related parties		874
Convertible debenture		779
Conversion component of convertible debenture		277
Warrants	7
Total current liabilities	1,046	4,483
NON-CURRENT LIABILITIES:
Lease liability	94
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	6,323	3,822
Share premium	39,313	38,108
Reserve from share-based payment transactions	4,862	4,409
Warrants	464
Foreign currency translation reserve	497	497
Transactions with non-controlling interests	261	261
Accumulated deficit	(51,706)	(46,912)
Total equity attributable to the Company shareholders	14	185
Non-controlling interests		(108)
Total equity	14	77
Total liabilities and equity	$ 1,154	$ 4,560